Liabilities in Respect of IIA Grants (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli innovation authority grants
	December 31
	2024	2023

Balance as of January 1,	7,803	7,566
Royalties	(212)	(190)
Amounts carried to Profit or Loss	752	427
Balance as of December 31,	8,343	7,803

Current maturities	(194)	(126)
Long term liabilities in respect of IIA grants	8,149	7,677